Segment Information - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨) Segments Client	Mar. 31, 2019 INR (₨) Client	Mar. 31, 2019 USD ($) Client	Mar. 31, 2018 INR (₨) Client
Disclosure of operating segments [line items]
Number of geographic segments | Segments	4
No client individually accounted for more than 10% of revenues | Client	0	0	0	0
Stock compensation expense recognized	₨ 1,262	₨ 1,938		₨ 1,347
Operating Segments [member]
Disclosure of operating segments [line items]
Gain from the sale of hosted data center services, workday business and disposal of Wipro Airport IT services Limited	1,144	4,344
Provision for impairment of receivables [member]
Disclosure of operating segments [line items]
Provision for impairment of receivables and deferred contract cost				3,175
Provision for deferred contract cost [member]
Disclosure of operating segments [line items]
Provision for impairment of receivables and deferred contract cost				1,437
Provision for legal contingencies and claims [member]
Disclosure of operating segments [line items]
Provision for impairment of receivables and deferred contract cost		5,141	$ 75
Information Technology Services [member] | Operating Segments [member]
Disclosure of operating segments [line items]
Stock compensation expense recognized	1,229	1,841		1,402
Gain from the sale of hosted data center services, workday business and disposal of Wipro Airport IT services Limited	₨ 1,144	₨ 4,344		₨ 0